Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Financial Results for Discontinued Operations

The following table presents the main classes of assets and liabilities held for sale as of December 31, 2014:

(in thousands)	2014
Total assets	$4,003
Total liabilities	4,003

The following table presents the summarized results of discontinued operations for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Total revenues	$—	$16,376	68,048

Income before taxes	$—	$1	3,443

Income tax (benefit) expense	$—	$(39)	1,388

Income from operating activities of discontinued operations, net of tax	$—	$40	2,055

Gain on dispositions, net of tax	$1,411	$48,615	—

Income from discontinued operations, net of tax	$1,411	$48,655	2,055

Income from discontinued operations, net of tax, attributable to noncontrolling interest	$—	$999	4,198

Income (loss) from discontinued operations, net of tax, attributable to TSYS common shareholders	$1,411	$47,656	(2,143)

Interest allocated to discontinued operations[1]	$—	$—	281

1	Interest expense relates to borrowings directly for use by Japan-based operations.